Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of group's operating segment
Total net revenue	$ 56,339	$ 22,129	$ 114,595	$ 53,339	$ 154,307	$ 120,586	$ 75,072
Operating (loss) income	2,332	260	5,521	1,331	(7,910)	5,240	713
PRC [Member]
Schedule of group's operating segment
Total net revenue	7,146	14,270	18,325	27,029	49,761	41,214	28,442
United States [Member]
Schedule of group's operating segment
Total net revenue	3,100	1,869	7,296	3,422	23,312	34,526	14,978
India [Member]
Schedule of group's operating segment
Total net revenue	42,738	1,932	84,812	4,020	70,421	25,126	7,949
Rest of the world [Member]
Schedule of group's operating segment
Total net revenue	3,355	4,058	4,162	18,868	10,813	19,720	23,703
Consolidated [Member]
Schedule of group's operating segment
Total net revenue	56,339	22,129	114,595	53,339	154,575	120,586	75,072
Operating (loss) income	2,332	260	5,521	1,331	(7,910)	5,240	713
Consolidated [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	56,339	22,129	114,595	53,339	154,307	120,586	75,072
Consolidated [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue
Eliminations [Member]
Schedule of group's operating segment
Total net revenue	(111)	(472)	(415)	(921)	(1,879)	(2,016)	(3,615)
Operating (loss) income							(108)
Eliminations [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue		(472)					(3,615)
Eliminations [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	(111)		(415)	(921)	(1,879)	(2,016)
Total segments [Member]
Schedule of group's operating segment
Total net revenue	56,450	22,601	115,010	54,260	156,186	122,602	78,687
Operating (loss) income	2,332	260	5,521	1,331	(7,910)	5,240	821
Total segments [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	56,339	22,129	114,595	53,339	154,307	120,586	75,072
Total segments [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	111	472	415	921	1,879	2,016	3,615
Yuantel [Member]
Schedule of group's operating segment
Total net revenue	7,697	7,508	15,579	13,955	32,074	35,138	19,957
Operating (loss) income	605	1,343	1,289	221	331	(3,589)	(3,589)
Yuantel [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	7,697	7,508	15,579	13,955	32,074	35,138	19,957
Yuantel [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue
Connected Solution [Member]
Schedule of group's operating segment
Total net revenue	48,753	15,093	99,431	40,305	124,112	87,464	58,730
Operating (loss) income	1,727	(1,083)	4,232	1,110	(8,241)	8,829	6,789
Connected Solution [Member] | External customers [Member]
Schedule of group's operating segment
Total net revenue	48,642	14,621	99,016	39,384	122,233	85,448	55,115
Connected Solution [Member] | Inter-segment [Member]
Schedule of group's operating segment
Total net revenue	$ 111	$ 472	$ 415	$ 921	$ 1,879	$ 2,016	$ 3,615